OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Other Comprehensive Income (Loss)
Other comprehensive income (loss) consists of the following:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$596	$(632)	$529
Reclassification of realized foreign currency translation gains (losses) to net income on disposition of foreign operations	285	(134)	7
(Losses) gains on hedges of net investments in foreign operations	(236)	361	(309)
Reclassification of hedges of net investment in foreign operations (losses) gains to net income on disposition of foreign operations	(88)	82	(83)
	557	(323)	144
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(5) million (2024 - $1 million; 2023 - $(30) million)	42	(140)	48
	42	(140)	48
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(27)	(4)	1
Share of losses on derivatives designated as cash flow hedges	(11)	(28)	(56)
	(38)	(32)	(55)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax (expense) benefit of $(5) million (2024 - $(4) million; 2023 - nil)	16	8	(18)
Share of revaluation surplus on equity accounted investments	55	24	6
Net remeasurement losses on defined benefit plan	—	—	(2)
Revaluation surplus (deficit), net of income tax (expense) of $(31) million (2024 –$(17) million; 2023 – $(68) million)	51	(39)	639
	122	(7)	625
Total other comprehensive income (loss)	$683	$(502)	$762